Retirement benefit plan	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Retirement benefit plan	Retirement benefit plan
17.1.    Defined benefit plan
We operate a defined benefit pension plan under employment regulations in Korea. The plan services the employees located in Seoul and is a final wage-based pension plan, that provides a specified amount of pension benefit based on length of service. The service cost components of the net periodic benefit costs are charged to current operations based on the employee’s functional area.
17.2.    Details of defined benefit liabilities
The following table presents net defined benefit liabilities (defined benefit assets) as follows (in thousands):

	December 31, 2025	December 31, 2024
Present value of defined benefit obligations	$2,189	$1,978
Fair value of plan assets	(2,440)	(2,008)
Net defined benefit liabilities (assets)	$(251)	$(30)
17.3.    Changes in the defined benefit liabilities and fair value of plan assets
The following table summarizes the components of projected benefit obligation (in thousands):

	Year ended December 31,
	2025	2024	2023
Projected benefit obligation at January 1	$1,978	$4,440	$3,753
Current service cost	459	715	723
Past service cost (1)	—	(537)	—
Net transfers to related parties	(46)	(1,463)	(428)
Interest cost	87	101	98
Experience adjustments in actuarial (gain) loss	10	(300)	552
Financial assumptions in actuarial (gain) loss	(175)	92	162
Benefits paid	(167)	(520)	(247)
Translation differences	43	(550)	(173)
Projected benefit obligation at December 31	$2,189	$1,978	$4,440
(1) The Company classified the past service cost based on an amendment to the executive retirement benefit plan and the court ruling on ordinary wages during 2024.
17.4.    Changes in the fair value of plan assets
The following table summarizes the components of fair value of plan assets (in thousands):

	Year ended December 31,
	2025	2024	2023
Fair value of plan assets at January 1	$2,008	$4,070	$3,523
Interest income	85	139	172
Net transfers to related parties	(43)	(1,204)	(237)
Interest income from plan assets in actuarial (gain) loss	(2)	(3)	(8)
Contributions by employer directly to plan assets	490	—	931
Benefits payments	(145)	(485)	(251)
Translation differences	47	(509)	(60)
Fair value of plan assets at December 31	$2,440	$2,008	$4,070
17.5.    Details of plan assets
The following table presents components of plan assets as follows (in thousands):

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$—	$1
Guaranteed deposits in banks	1,443	2,007
Beneficiary certificate	997	—
Total	$2,440	$2,008
17.6.    Key assumptions used for defined benefit
The following table presents key assumptions used for defined benefit as follows (in thousands):

	Year ended December 31,
	2025	2024
Expected rate of salary and wage increase	5.00%	5.00%
Discount rate for defined benefit obligations	5.02%	4.13%
17.7.    Sensitivity analysis on the effect of changes in the principal assumptions
The following table presents the sensitivity analysis on the effect of changes in the principal assumptions as follows (in thousands):

	Year ended December 31,		Year ended December 31
	2025	2025	2024	2024
	+1% point	-1% point	+1% point	-1% point
Expected rate of salary and wage increase	$217	$(191)	$189	$(165)
Discount rate for defined benefit obligations	(189)	219	(165)	193
The above sensitivity analysis was calculated under the assumption that other assumptions were constant. The sensitivity of the defined benefit debt to changes in major actuarial assumptions was calculated using the same predictive unit approach used to calculate the defined benefit debt recognized in the statement of financial position.
17.8.    Effect of defined benefit plan on future cash flows
The Company has a policy requiring an annual review of plan assets to ensure they are maintained at or above the level mandated by the pension obligations. Expected contributions for the years ended December 31, 2025, and 2024 were $427 thousand and $434 thousand, respectively.
The following table presents the expected maturity analysis of undiscounted pension benefits as follows (in thousands):

	Less than 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total
December 31, 2025	$199	$170	$409	$2,944	$3,722
December 31, 2024	177	149	325	2,374	3,025

As of December 31, 2025, the expected working years remaining in the defined benefit obligation is 9.65 years.
17.9.    Defined contribution plan
The Company supports a defined contribution plan for our employees at DDI-US. In the United States, these benefits are offered for DDI-US employees through a 401(k) plan, and SuprNation and WHOW Games does not maintain a defined contribution plan related to retirement benefits. Our contribution expenses for the years ended December 31, 2025, 2024, and 2023 were approximately $195 thousand, $199 thousand, and $242 thousand, respectively.